Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Parenthetical) (Detail) (NOK) In Millions, unless otherwise specified	Jun. 30, 2013	Jan. 31, 2013
Derivative [Line Items]
Repurchase of bond		388.5
Bond issue, original value	600
Fixed Rate Payable [Member] | Cross Currency Swap One [Member]
Derivative [Line Items]
LIBOR fixed	1.10%
LIBOR rate receivable cap	3.50%